Consolidated Balance Sheets Parentheticals	Dec. 31, 2013	Dec. 31, 2012
Stockholders equity number of shares par value and other disclosures
Common Stock, shares issued	122,414,114	122,414,114
Common Stock, shares outstanding	103,660,905	103,660,905